Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 479,797	$ 417,657
Restricted cash, current	6,311
Accounts receivable, net of allowance for doubtful accounts	21,706	12,944
Inventories	2,101	2,012
Prepaid expenses	1,440	880
Investment, current	2,449	10,032
Government assistance	6,613	4,579
Other current assets	1,392	1,534
Total current assets	521,809	449,638
Noncurrent assets
Loans receivable, noncurrent		31
Deferred tax credits	4,479	2,295
Property, plant and equipment, net of accumulated depreciation	5,014	3,770
Intangible and crypto assets, net of accumulated amortization	30,405	20,953
Operating lease right-of-use assets	5,874	6,113
Finance lease right-of-use assets	87	126
Goodwill	11,695	5,656
Available-for-sale debt securities, noncurrent	128	129
Investments in unconsolidated related party affiliates	9,617	9,958
Other investments	24,454	1,000
Other noncurrent assets	243	251
Total noncurrent assets	92,832	54,541
TOTAL ASSETS	614,641	504,179
Current Liabilities
Accounts payable	23,850	16,818
Notes payable	555	689
Deferred revenue, current	1,010	25
Current portion of obligations under operating lease liabilities	583	668
Current portion of obligations under finance lease liabilities	35	57
Income tax payable		3
Other current liabilities	10,126	9,988
Total current liabilities	36,159	28,248
Noncurrent liabilities
Bonds, mortgages and other long-term debt	696	989
Deferred Revenue	1,064
Operating lease liabilities, noncurrent	5,216	5,523
Finance lease liabilities, noncurrent	55	72
Deferred tax liability	5,805	4,367
Employee benefit plan obligation	2,630	2,162
Other noncurrent liabilities	877	1,310
Total noncurrent liabilities	16,343	14,423
TOTAL LIABILITIES	52,502	42,671
Commitments and contingent liabilities
SHAREHOLDERS’ EQUITY
Additional paid-in capital	655,724	534,773
Accumulated other comprehensive income / (loss)	468	852
Accumulated deficit	(103,819)	(76,107)
Total shareholders’ equity attributable to SEALSQ Corp’s shareholders	554,682	461,508
Noncontrolling interest in consolidated subsidiaries	7,457
Total shareholders’ equity	562,139	461,508
TOTAL LIABILITIES AND EQUITY	614,641	504,179
Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock, value	2,234	1,915
Total shareholders’ equity	2,309	1,990
F shares
SHAREHOLDERS’ EQUITY
Common stock, value	75	75
Non-related party
Noncurrent assets
Investments in unconsolidated affiliates	$ 836	$ 4,259